Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of assets and liabilities measured at fair value on a recurring basis
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of December 31, 2022 and December 31, 2021 (in thousands):

		Fair Value Measurements Using
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2022	Level 1	Level 2	Level 3
Assets
Cash equivalents:
Money market funds	$8,708	$8,708	$—	$—
Short-term investments:
U.S. Treasury securities	17,602	—	$17,602	—

Total assets	$26,310	$8,708	$17,602	$—

Liabilities
Private placement warrant liability	$40	$—	$—	$40
Earn-out liability	6	—	—	6

Total liabilities	$46	$—	$—	$46

		Fair Value Measurements Using
	December 31,	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	2021	Level 1	Level 2	Level 3
Assets
Money market funds	$49,702	$49,702	$—	$—

Total assets	$49,702	$49,702	$—	$—

Liabilities
Private placement warrant liability	$678	$—	$—	$678
Earn-out liability	12,130	—	—	12,130

Total liabilities	$12,808	$—	$—	$12,808

Summary of Short term Investment
The following tables summarize the Company’s short-term investments accounted for as available-for-sale securities as of December 31, 2022 (in thousands):

			December 31, 2022
	Maturity	Amortized	Unrealized	Unrealized	Estimated
	(in years)	Cost	Gains	Losses	Fair Value
U.S. Treasury securities	1 year or less	$17,620	$1	$(19)	$17,602

		$17,620	$1	$(19)	$17,602

Preferred Stock Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of change in fair value of derivative warrant liabilities
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2021 (in thousands):

Series C Preferred Stock Warrant Liability
Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	153
Warrant exercises	(857)

Balance at December 31, 2021	$—

Private Placement Warrants Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the private placement warrant liability valued using the Black-Scholes option pricing model as of December 31, 2022 and December 31, 2021:

	December 31, 2022	December 31, 2021
Common stock price	$0.43	$8.28
Expected volatility	125.0%	65.0%
Risk-free interest rate	4.2%	1.3%
Expected term (in years)	3.7	4.7
Expected dividend yield	—	—

Summary of change in fair value of derivative warrant liabilities
The following table presents activity for the private placement warrant liability measured at fair value using significant unobservable Level 3 inputs during the year ended December 31, 2022 (in thousands):

Private Placement Warrant Liability
Private Placement Warrants liability - August 25, 2021 (closing date)	$1,862
Change in fair value - Closing Date through December 31, 2021	(1,184)

Balance at December 31, 2021	678
Change in fair value	(638)

Balance at December 31, 2022	$40